Interest Rate Swaps	12 Months Ended
Jun. 30, 2021
Interest Rate Cash Flow Hedges [Abstract]
Interest Rate Swaps
8. Interest Rate Swaps
In April 2021, we executed an agreement to amend and restate, in its entirety, the June 2018 interest rate swap with a fixed notional amount of $50.0 million, increasing the fixed notional amount to $75.0 million at a fixed rate of 2.32%. The agreement, effective April 25, 2021, called for monthly interest payments until the termination in June 2028. The fair value of the $75.0 million swap agreement was a liability of $6.2 million at June 30, 2021.
In March 2020, we entered into two interest rate swap agreements with fixed notional amounts of $28.8 million and $46.8 million at a fixed rate of 0.77% and 0.71%, respectively. The agreement calls for monthly interest payments until termination in July 2026 and March 2025, respectively. The fair value of the $28.8 million swap agreement was a liability of $191 thousand and $817 thousand at June 30, 2021 and 2020, respectively. The fair value of the $46.8 million swap agreement was a liability of $280 thousand and $1.1 million at June 30, 2021 and 2020, respectively.
In July 2019, in connection with the 2019 Loan and Security Agreement (See Note 9), we transferred an interest rate swap agreement with a fixed notional amount of $20.0 million at a fixed rate of 2.99% dated June 2018, to our new lender. Shortly thereafter, the interest rate swap of $20.0 million was amended and restated in its entirety to increase the notional amount to $50.0 million at a fixed rate of 2.34%. The agreement calls for monthly interest payments until termination in July 2026. The fair value of the 2019 swap agreement was a liability of $3.7 million and $6.0 million at June 30, 2021 and 2020, respectively.
In May 2019, we entered into an interest rate swap agreement, with a fixed notional amount of $50.0 million at a fixed rate of 2.25%. The agreement calls for monthly interest payments until termination in May 2026. The fair value of the swap agreement was a liability of $3.4 million and $5.6 million at June 30, 2021 and 2020, respectively.
In June 2018, we entered into two interest rate swap agreements, with fixed notional amounts of $50.0 million and $20.0 million, at a fixed rate of 2.92% and 2.99%, respectively. The agreements call for monthly interest payments until termination in June 2025. The fair value of the $50.0 swap agreement resulted in liabilities of none and $6.5 million at June 30, 2021 and 2020, respectively. The fair value of the $20.0 million swap agreement resulted in liabilities of $1.5 million at June 30, 2020. The $20.0 million swap agreement was transferred to its new lender in July 2019.
Interest rate swaps consisted of the following as of June 30, 2021 and 2020:

	Fixed Notional Amount				Fair Value Liability
(in thousands)	June 30,				June 30,
Date of agreement	2021	2020	Fixed Interest Rate	Termination Date	2021	2020
April 2021	$75,000	$—	2.32%	June 2028	$6,231	$—
March 2020	$28,800	$28,800	0.78%	July 2026	191	817
March 2020	$46,800	$46,800	0.71%	March 2025	280	1,089
July 2019	$50,000	$50,000	2.34%	July 2026	3,699	5,956
May 2019	$50,000	$50,000	2.25%	May 2026	3,406	5,568
June 2018	$—	$50,000	2.34%	June 2025	—	6,513

					$13,807	$19,943